Variable Interest Entities (Tables)	3 Months Ended
Mar. 31, 2011
Variable Interest Entities (Tables) [Abstract]
Firm-sponsored mortgage and other consumer securitization trusts

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated
	Total assets	Assets held in	securitization VIEs			Total interests
March 31, 2011(a)	held by	consolidated	with continuing	Trading	AFS	held by
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	JPMorgan Chase

Securitization-related
Residential mortgage:
Prime(b)	$145.8	$1.4	$138.1	$0.7	$—	$0.7
Subprime	42.9	1.6	39.6	—	—	—
Option ARMs	35.0	0.3	34.7	—	—	—
Commercial and other(c)	146.7	—	92.2	1.6	0.7	2.3
Student	4.4	4.4	—	—	—	—

Total	$374.8	$7.7	$304.6	$2.3	$0.7	$3.0

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated
	Total assets	Assets held in	securitization VIEs			Total interests
December 31, 2010(a)	held by	consolidated	with continuing	Trading	AFS	held by
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	JPMorgan Chase

Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8	$0.7	$—	$0.7
Subprime	44.0	1.6	40.7	—	—	—
Option ARMs	36.1	0.3	35.8	—	—	—
Commercial and other(c)	153.4	—	106.2	2.0	0.9	2.9
Student	4.5	4.5	—	—	—	—

Total	$391.1	$8.6	$326.5	$2.7	$0.9	$3.6

(a)	Excludes loan sales to U.S. government agencies. See page 147 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)	Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non–JPMorgan Chase–originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 16 on pages 149–152 of this Form 10-Q) and securities retained from loan sales to U.S. government agencies.

(e)	Excludes senior and subordinated securities of $130 million and $67 million, respectively, at March 31, 2011, and $182 million and $18 million, respectively, at December 31, 2010, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)	Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 5 on pages 107–113 of this Form 10-Q for further information on derivatives.

(g)	Includes interests held in re-securitization transactions.

(h)	As of both March 31, 2011, and December 31, 2010, 66% of the Firm’s retained securitization interests, which are carried at fair value, were risk-rated “A” or better, on an S&P-equivalent basis. This includes $207 million and $157 million of investment-grade and $495 million and $552 million of noninvestment-grade retained interests in prime residential mortgages at March 31, 2011, and December 31, 2010, respectively, and $2.0 billion and $2.6 billion of investment-grade and $259 million and $250 million of noninvestment-grade retained interests in commercial and other securitization trusts.

Firm's exposure to nonconsolidated municipal bond VIEs

	Fair value of assets			Maximum
(in billions)	held by VIEs	Liquidity facilities(a)	Excess/(deficit)(b)	exposure

Nonconsolidated municipal bond vehicles
March 31, 2011	$12.7	$8.2	$4.5	$8.2
December 31, 2010	13.7	8.8	4.9	8.8

Ratings profile of the VIEs' assets

	Ratings profile of VIE assets(c)
	Investment-grade				Noninvestment-grade	Fair value of	Wt. avg.
(in billions, except						assets held	expected life
where otherwise noted)	AAA to AAA-	AA+ to AA-	A+ to A-	BBB to BBB-	BB+ and below	by VIEs	of assets (years)

Nonconsolidated municipal bond vehicles
March 31, 2011	$2.0	$10.1	$0.6	$—	$—	$12.7	17.6
December 31, 2010	1.9	11.2	0.6	—	—	13.7	15.5

(a)	The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of $10 million at both March 31, 2011, and December 31, 2010.

(b)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(c)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.

Exposure to nonconsolidated credit-linked note and asset swap VIEs

				Par value
	Net derivative	Trading	Total	of collateral
March 31, 2011 (in billions)	receivables	assets(a)	exposure(b)	held by VIEs(c)

Credit-related notes
Static structure	$0.5	$—	$0.5	$10.8
Managed structure	2.1	—	2.1	10.1

Total credit-related notes	2.6	—	2.6	20.9
Asset swaps	0.3	—	0.3	7.7

Total	$2.9	$—	$2.9	$28.6

				Par value
	Net derivative	Trading	Total	of collateral
December 31, 2010 (in billions)	receivables	assets(a)	exposure(b)	held by VIEs(c)

Credit- related notes
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7

Total credit-related notes	3.8	—	3.8	20.2
Asset swaps	0.3	—	0.3	7.6

Total	$4.1	$—	$4.1	$27.8

(a)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(b)	On–balance sheet exposure that includes net derivative receivables and trading assets — debt and equity instruments.

(c)	The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.

Information on assets and liabilities related to VIEs that are consolidated by the Firm

	Assets				Liabilities
	Trading assets
March 31, 2011	debt and equity			Total	Beneficial interests
(in billions)	instruments	Loans	Other(a)	assets(b)	in VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$57.0	$1.4	$58.4	$37.7	$—	$37.7
Firm-administered multi-seller conduits	—	20.2	0.4	20.6	20.5	—	20.5
Mortgage securitization entities(e)	1.0	2.7	—	3.7	2.0	1.5	3.5
Other(f)	9.3	4.3	1.6	15.2	10.7	0.3	11.0

Total	$10.3	$84.2	$3.4	$97.9	$70.9	$1.8	$72.7

	Assets				Liabilities
	Trading assets
December 31, 2010	debt and equity			Total	Beneficial interests
(in billions)	instruments	Loans	Other(a)	assets(b)	in VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities(e)	1.8	2.9	—	4.7	2.4	1.6	4.0
Other(f)	8.0	4.4	1.6	14.0	9.3	0.3	9.6

Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

(a)	Included assets classified as cash, derivative receivables, AFS securities and other assets within the Consolidated Balance Sheets.

(b)	The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(c)	The interest-bearing beneficial-interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of $45.6 billion and $52.6 billion at March 31, 2011, and December 31, 2010, respectively. The maturities of the long-term beneficial interests as of March 31, 2011, and December 31, 2010, were as follows: $7.5 billion and $13.9 billion under one year, $29.1 billion and $29.0 billion between one and five years, and $9.0 billion and $9.7 billion over five years.

(d)	Included liabilities classified as accounts payable and other liabilities in the Consolidated Balance Sheets.

(e)	Includes residential and commercial mortgage securitizations as well as re-securitizations.

(f)	Primarily comprised of municipal bond vehicles and student loans.

Securitization activities

	Three months ended March 31, 2011
	Residential mortgage
				Commercial
(in millions)	Prime(e)	Subprime	Option ARMs	and other

Principal securitized	$—	$—	$—	$1,493
All cash flows during the period(a):
Proceeds from new securitizations(b)	$—	$—	$—	$1,558
Servicing fees collected	64	59	103	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	379	6	6	—
Cash flows received on the interests that continue to be held by the Firm(d)	61	5	1	47

	Three months ended March 31, 2010
	Residential mortgage
				Commercial
(in millions)	Prime(e)	Subprime	Option ARMs	and other

All cash flows during the period(a):
Servicing fees collected	$75	$46	$117	$1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	48	—	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	159	4	7	40

(a)	Excludes sales for which the Firm did not securitize the loan (including loans sold to Ginnie Mae, Fannie Mae and Freddie Mac).

(b)	Includes $1.6 billion and zero of proceeds from new securitizations received as securities for the three months ended March 31, 2011 and 2010, respectively. These securities were predominantly classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off–balance sheet, nonconsolidated entities — for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests — including, for example, principal repayments and interest payments.

(e)	Includes Alt-A loans and re-securitization transactions.

Summary of loan sale activities

	Three months ended March 31,
(in millions)	2011	2010

Carrying value of loans sold(a)(b)	$39,247	$35,374

Proceeds received from loan sales as cash	340	336
Proceeds received from loan sales as securities(c)	38,172	34,370

Total proceeds received from loan sales	$38,512	$34,706

Gains on loan sales	22	21

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 16 on pages 149—152 of this Form 10-Q for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.

Key economic assumptions used to determine the fair value of certain Firm's retained interests in nonconsolidated VIEs, other than MSRs

March 31, 2011	Residential mortgage	Commercial
(in millions, except rates and where otherwise noted)	Prime(a)	and other

JPMorgan Chase interests in securitized assets(b)(c)	$702	$2,271

Weighted-average life (in years)	6.6	2.7

Weighted-average constant prepayment rate(d)	6.7%	—%
	CPR	CPR
Impact of 10% adverse change	$(2)	$—
Impact of 20% adverse change	(12)	—

Weighted-average loss assumption	8.3%	1.6%
Impact of 10% adverse change	$(1)	$(62)
Impact of 20% adverse change	(11)	(142)
Weighted-average discount rate	11.6%	20.5%
Impact of 10% adverse change	$(27)	$(54)
Impact of 20% adverse change	(51)	(103)

December 31, 2010	Residential mortgage	Commercial
(in millions, except rates and where otherwise noted)	Prime(a)	and other

JPMorgan Chase interests in securitized assets(b)(c)	$708	$2,906

Weighted-average life (in years)	5.5	3.3

Weighted-average constant prepayment rate(d)	7.9%	—%
	CPR	CPR
Impact of 10% adverse change	$(15)	$—
Impact of 20% adverse change	(27)	—

Weighted-average loss assumption	5.2%	2.1%
Impact of 10% adverse change	$(12)	$(76)
Impact of 20% adverse change	(21)	(151)
Weighted-average discount rate	11.6%	16.4%
Impact of 10% adverse change	$(26)	$(69)
Impact of 20% adverse change	(47)	(134)

(a)	Includes retained interests in Alt-A loans and re-securitization transactions.

(b)	The Firm’s interests in subprime securitizations were $23 million and $14 million, as of March 31, 2011 and December 31, 2010, respectively. Additionally, the Firm had interests in Option ARM securitizations of $29 million at both March 31, 2011, and December 31, 2010.

(c)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(d)	CPR: constant prepayment rate.

Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets

					Liquidation losses
	Credit exposure		90 days past due		Three months ended
	March 31,	Dec. 31,	March 31,	Dec. 31,	March 31,
(in millions)	2011	2010	2011	2010	2011	2010

Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$138,064	$143,764	$32,924	$33,093	$1,490	$1,689
Subprime mortgage	39,628	40,721	15,518	15,456	1,000	1,165
Option ARMs	34,648	35,786	10,733	10,788	443	589
Commercial and other	92,212	106,245	4,930	5,791	204	27

Total loans securitized(c)	$304,552	$326,516	$64,105	$65,128	$3,137	$3,470

(a)	Total assets held in securitization-related SPEs were $374.8 billion and $391.1 billion at March 31, 2011, and December 31, 2010, respectively. The $304.6 billion and $326.5 billion of loans securitized at March 31, 2011, and December 31, 2010, respectively, excludes: $62.5 billion and $56.0 billion of securitized loans in which the Firm has no continuing involvement, and $7.7 billion and $8.6 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at March 31, 2011, and December 31, 2010, respectively.

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.